Other current and non-current non-financial assets (Details 5) - Metallic exploration [Member] - Chile - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Reconciliation Of Economically Feasible Metalic Explorations [Line Items]
Opening balance	$ 10,872	$ 10,009
Additions	8,071	0
Reclassifications from Exploration in execution – Chile	1,906	863
Reclassifications to Exploration in Exploitation-Chile	(2,695)	0
Total changes	7,282	863
Total	$ 18,154	$ 10,872